Condensed Consolidating Financial Information - Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments:
Fixed maturities, available-for-sale, at fair value	$ 69,843.4	$ 70,910.3		$ 67,405.6
Fixed maturities, at fair value using the fair value option	2,771.6	2,771.3		3,010.3
Equity securities, available-for-sale, at fair value	281.0	340.1		353.8
Short-term investments	2,404.8	5,991.2		3,572.7
Mortgage loans on real estate, net of valuation allowance	8,929.1	8,662.3		8,691.1
Loan - Dutch State obligation		0		1,792.7
Policy loans	2,144.9	2,200.3		2,263.9
Limited partnerships/corporations	430.2	465.1		599.6
Derivatives	1,174.4	2,374.5		2,660.9
Investments in subsidiaries		0		0
Other investments	168.4	167.0		215.1
Securities pledged	1,357.0	1,605.5		2,253.5
Total investments	89,504.8	95,487.6		92,819.2
Cash and cash equivalents	1,549.8	1,786.8	1,815.3	638.0	615.3	1,269.4
Short-term investments under securities loan agreements, including collateral delivered	411.8	664.0		1,075.9
Accrued investment income	910.4	863.5		881.7
Reinsurance recoverable	7,053.0	7,379.3		7,723.4
Deferred policy acquisition costs, Value of business acquired	5,060.5	3,656.3		4,352.3
Sales inducements to contract holders	277.0	212.7		307.3
Current income taxes		0		26.0
Goodwill and other intangible assets	333.0	348.5		382.5
Loans to subsidiaries and affiliates	0	0		0
Due from subsidiaries and affiliates	0	0		0
Other assets	1,271.3	1,362.5		1,476.3
Assets related to consolidated investment entities:
Limited partnerships/corporations, at fair value	2,987.7	2,931.2		2,860.3
Cash and cash equivalents	936.6	440.8		137.0
Corporate loans, at fair value using the fair value option	4,573.5	3,559.3		2,162.9
Other assets	25.2	34.3		15.5
Assets held in separate accounts	102,228.9	97,667.4		88,714.5
Total assets	217,123.5	216,394.2		203,572.8
Liabilities and Shareholder's Equity:
Future policy benefits	14,963.9	15,493.6		15,626.7
Contract owner account balances	70,598.0	70,562.1		72,731.7
Payables under securities loan agreement, including collateral held	470.6	1,509.8		1,781.8
Short-term debt	138.6	1,064.6		1,054.6
Long-term debt	3,265.7	3,171.1		1,343.1
Funds held under reinsurance agreements	1,281.6	1,236.6		1,307.6
Derivatives	1,320.9	1,944.2		1,955.8
Pension and other post-employment provisions	896.5	903.2		797.7
Current income taxes	12.8	11.7		0
Deferred income taxes	202.5	1,042.7		513.0
Due to subsidiaries and affiliates		0		0
Other liabilities	1,363.8	1,604.2		1,563.6
Liabilities related to consolidated investment entities:
Collateralized loan obligations notes, at fair value using the fair value option	4,881.3	3,829.4		2,057.1
Other liabilities	851.3	292.4		199.5
Liabilities related to separate accounts	102,228.9	97,667.4		88,714.5
Total liabilities	202,476.4	200,333.0		189,646.7
Shareholder's equity:
Total ING U.S., Inc. shareholder's equity	12,471.6	13,874.9		12,353.9
Noncontrolling interest	2,175.5	2,186.3		1,572.2
Total shareholder's equity	14,647.1	16,061.2	15,082.9	13,926.1	8,067.8	2,161.2
Total liabilities and shareholder's equity	217,123.5	216,394.2		203,572.8
Parent Issuer
Investments:
Fixed maturities, available-for-sale, at fair value	0	0		0
Fixed maturities, at fair value using the fair value option	0	0		0
Equity securities, available-for-sale, at fair value	67.9	63.9		69.4
Short-term investments	0	0		0
Mortgage loans on real estate, net of valuation allowance	0	0		0
Loan - Dutch State obligation				0
Policy loans	0	0		0
Limited partnerships/corporations	0	0		0
Derivatives	108.5	117.7		137.1
Investments in subsidiaries	14,401.0	15,715.1		14,867.0
Other investments	0	0		0
Securities pledged	0	0		0
Total investments	14,577.4	15,896.7		15,073.5
Cash and cash equivalents	576.1	357.5	86.3	1.3	3.0	1.9
Short-term investments under securities loan agreements, including collateral delivered	0	0		0
Accrued investment income	0	0		0
Reinsurance recoverable	0	0		0
Deferred policy acquisition costs, Value of business acquired	0	0		0
Sales inducements to contract holders	0	0		0
Current income taxes		221.1		(214.0)
Goodwill and other intangible assets	0	0		0
Loans to subsidiaries and affiliates	133.7	77.0		179.4
Due from subsidiaries and affiliates	21.4	16.5		6.3
Other assets	43.1	35.8		55.7
Assets related to consolidated investment entities:
Limited partnerships/corporations, at fair value	0	0		0
Cash and cash equivalents	0	0		0
Corporate loans, at fair value using the fair value option	0	0		0
Other assets	0	0		0
Assets held in separate accounts	0	0		0
Total assets	15,351.7	16,383.5		15,102.2
Liabilities and Shareholder's Equity:
Future policy benefits	0	0		0
Contract owner account balances	0	0		0
Payables under securities loan agreement, including collateral held	0	0		0
Short-term debt	306.2	886.1		2,911.0
Long-term debt	2,597.9	1,824.6		0
Funds held under reinsurance agreements	0	0		0
Derivatives	62.8	59.3		71.5
Pension and other post-employment provisions	0	0		0
Current income taxes	(21.4)	(221.1)
Deferred income taxes	(131.3)	(127.4)		(263.0)
Due to subsidiaries and affiliates	2.3	23.1		16.2
Other liabilities	63.6	64.0		12.6
Liabilities related to consolidated investment entities:
Collateralized loan obligations notes, at fair value using the fair value option	0	0		0
Other liabilities	0	0		0
Liabilities related to separate accounts	0	0		0
Total liabilities	2,880.1	2,508.6		2,748.3
Shareholder's equity:
Total ING U.S., Inc. shareholder's equity	12,471.6	13,874.9		12,353.9
Noncontrolling interest	0	0		0
Total shareholder's equity	12,471.6	13,874.9		12,353.9
Total liabilities and shareholder's equity	15,351.7	16,383.5		15,102.2
Subsidiary Guarantor
Investments:
Fixed maturities, available-for-sale, at fair value	0	0		0
Fixed maturities, at fair value using the fair value option	0	0		0
Equity securities, available-for-sale, at fair value	5.9	20.1		11.6
Short-term investments	0	0		0
Mortgage loans on real estate, net of valuation allowance	0	0		0
Loan - Dutch State obligation				0
Policy loans	0	0		0
Limited partnerships/corporations	0	0		0
Derivatives	0	0		0
Investments in subsidiaries	12,228.8	14,044.3		13,421.5
Other investments	0.4	0.4		1.7
Securities pledged	0	0		0
Total investments	12,235.1	14,064.8		13,434.8
Cash and cash equivalents	0.4	0.4	1.3	0.6	0.5	0.2
Short-term investments under securities loan agreements, including collateral delivered	0	0		0
Accrued investment income	0	0		0
Reinsurance recoverable	0	0		0
Deferred policy acquisition costs, Value of business acquired	0	0		0
Sales inducements to contract holders	0	0		0
Current income taxes				(25.3)
Goodwill and other intangible assets	0	0		0
Loans to subsidiaries and affiliates	27.2	58.0		24.5
Due from subsidiaries and affiliates	0.7	1.5		0.1
Other assets	0	0		6.8
Assets related to consolidated investment entities:
Limited partnerships/corporations, at fair value	0	0		0
Cash and cash equivalents	0	0		0
Corporate loans, at fair value using the fair value option	0	0		0
Other assets	0	0		0
Assets held in separate accounts	0	0		0
Total assets	12,263.4	14,124.7		13,441.5
Liabilities and Shareholder's Equity:
Future policy benefits	0	0		0
Contract owner account balances	0	0		0
Payables under securities loan agreement, including collateral held	0	0		0
Short-term debt	138.6	138.3		500.0
Long-term debt	664.4	1,014.1		651.3
Funds held under reinsurance agreements	0	0		0
Derivatives	0	0		0
Pension and other post-employment provisions	0	0		0
Current income taxes	21.1	7.2
Deferred income taxes		0.2		0
Due to subsidiaries and affiliates	1.2	1.5		0.3
Other liabilities	17.5	19.0		17.6
Liabilities related to consolidated investment entities:
Collateralized loan obligations notes, at fair value using the fair value option	0	0		0
Other liabilities	0	0		0
Liabilities related to separate accounts	0	0		0
Total liabilities	842.8	1,180.3		1,169.2
Shareholder's equity:
Total ING U.S., Inc. shareholder's equity	11,420.6	12,944.4		12,272.3
Noncontrolling interest	0	0		0
Total shareholder's equity	11,420.6	12,944.4		12,272.3
Total liabilities and shareholder's equity	12,263.4	14,124.7		13,441.5
Non-Guarantor Subsidiaries
Investments:
Fixed maturities, available-for-sale, at fair value	69,857.1	70,925.7		67,421.1
Fixed maturities, at fair value using the fair value option	2,771.6	2,771.3		3,010.3
Equity securities, available-for-sale, at fair value	207.2	256.1		272.8
Short-term investments	2,404.8	5,991.2		3,572.7
Mortgage loans on real estate, net of valuation allowance	8,929.1	8,662.3		8,691.1
Loan - Dutch State obligation				1,792.7
Policy loans	2,144.9	2,200.3		2,263.9
Limited partnerships/corporations	430.2	465.1		599.6
Derivatives	1,225.1	2,410.5		2,701.8
Investments in subsidiaries	0	0		0
Other investments	168.0	166.6		213.4
Securities pledged	1,357.0	1,605.5		2,253.5
Total investments	89,495.0	95,454.6		92,792.9
Cash and cash equivalents	973.3	1,428.9	1,727.7	636.1	611.8	1,267.3
Short-term investments under securities loan agreements, including collateral delivered	411.8	664.0		1,075.9
Accrued investment income	910.4	863.5		881.7
Reinsurance recoverable	7,053.0	7,379.3		7,723.4
Deferred policy acquisition costs, Value of business acquired	5,060.5	3,656.3		4,352.3
Sales inducements to contract holders	277.0	212.7		307.3
Current income taxes				265.3
Goodwill and other intangible assets	333.0	348.5		382.5
Loans to subsidiaries and affiliates	279.3	261.4		2,332.4
Due from subsidiaries and affiliates	3.5	24.6		16.5
Other assets	1,229.8	1,326.7		1,413.8
Assets related to consolidated investment entities:
Limited partnerships/corporations, at fair value	2,987.7	2,931.2		2,860.3
Cash and cash equivalents	936.6	440.8		137.0
Corporate loans, at fair value using the fair value option	4,573.5	3,559.3		2,162.9
Other assets	25.2	34.3		15.5
Assets held in separate accounts	102,228.9	97,667.4		88,714.5
Total assets	216,778.5	216,253.5		206,070.3
Liabilities and Shareholder's Equity:
Future policy benefits	14,963.9	15,493.6		15,626.7
Contract owner account balances	70,598.0	70,562.1		72,731.7
Payables under securities loan agreement, including collateral held	470.6	1,509.8		1,781.8
Short-term debt	133.7	436.3		179.5
Long-term debt	17.1	347.8		707.3
Funds held under reinsurance agreements	1,281.6	1,236.6		1,307.6
Derivatives	1,417.3	2,038.6		2,062.3
Pension and other post-employment provisions	896.5	903.2		797.7
Current income taxes	13.1	225.6
Deferred income taxes	333.8	1,169.9		776.0
Due to subsidiaries and affiliates	22.1	18.0		6.4
Other liabilities	1,284.6	1,521.5		1,533.8
Liabilities related to consolidated investment entities:
Collateralized loan obligations notes, at fair value using the fair value option	4,881.3	3,829.4		2,057.1
Other liabilities	851.3	292.4		199.5
Liabilities related to separate accounts	102,228.9	97,667.4		88,714.5
Total liabilities	199,393.8	197,252.2		188,481.9
Shareholder's equity:
Total ING U.S., Inc. shareholder's equity	15,209.2	16,815.0		16,016.2
Noncontrolling interest	2,175.5	2,186.3		1,572.2
Total shareholder's equity	17,384.7	19,001.3		17,588.4
Total liabilities and shareholder's equity	216,778.5	216,253.5		206,070.3
Consolidating Adjustments
Investments:
Fixed maturities, available-for-sale, at fair value	(13.7)	(15.4)		(15.5)
Fixed maturities, at fair value using the fair value option	0	0		0
Equity securities, available-for-sale, at fair value	0	0		0
Short-term investments	0	0		0
Mortgage loans on real estate, net of valuation allowance	0	0		0
Loan - Dutch State obligation				0
Policy loans	0	0		0
Limited partnerships/corporations	0	0		0
Derivatives	(159.2)	(153.7)		(178.0)
Investments in subsidiaries	(26,629.8)	(29,759.4)		(28,288.5)
Other investments	0	0		0
Securities pledged	0	0		0
Total investments	(26,802.7)	(29,928.5)		(28,482.0)
Cash and cash equivalents	0	0	0	0	0	0
Short-term investments under securities loan agreements, including collateral delivered	0	0		0
Accrued investment income	0	0		0
Reinsurance recoverable	0	0		0
Deferred policy acquisition costs, Value of business acquired	0	0		0
Sales inducements to contract holders	0	0		0
Current income taxes				0
Goodwill and other intangible assets	0	0		0
Loans to subsidiaries and affiliates	(440.2)	(396.4)		(2,536.3)
Due from subsidiaries and affiliates	(25.6)	(42.6)		(22.9)
Other assets	(1.6)	0		0
Assets related to consolidated investment entities:
Limited partnerships/corporations, at fair value	0	0		0
Cash and cash equivalents	0	0		0
Corporate loans, at fair value using the fair value option	0	0		0
Other assets	0	0		0
Assets held in separate accounts	0	0		0
Total assets	(27,270.1)	(30,367.5)		(31,041.2)
Liabilities and Shareholder's Equity:
Future policy benefits	0	0		0
Contract owner account balances	0	0		0
Payables under securities loan agreement, including collateral held	0	0		0
Short-term debt	(439.9)	(396.1)		(2,535.9)
Long-term debt	(13.7)	(15.4)		(15.5)
Funds held under reinsurance agreements	0	0		0
Derivatives	(159.2)	(153.7)		(178.0)
Pension and other post-employment provisions	0	0		0
Current income taxes	0	0
Deferred income taxes	0	0		0
Due to subsidiaries and affiliates	(25.6)	(42.6)		(22.9)
Other liabilities	(1.9)	(0.3)		(0.4)
Liabilities related to consolidated investment entities:
Collateralized loan obligations notes, at fair value using the fair value option	0	0		0
Other liabilities	0	0		0
Liabilities related to separate accounts	0	0		0
Total liabilities	(640.3)	(608.1)		(2,752.7)
Shareholder's equity:
Total ING U.S., Inc. shareholder's equity	(26,629.8)	(29,759.4)		(28,288.5)
Noncontrolling interest	0	0		0
Total shareholder's equity	(26,629.8)	(29,759.4)		(28,288.5)
Total liabilities and shareholder's equity	$ (27,270.1)	$ (30,367.5)		$ (31,041.2)